Exhibit 1

J.P. Morgan Chase Commercial Mortgage Securities Trust 2017-FL10

Commercial Mortgage Pass-Through Certificates, Series 2017-FL10

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

24 July 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179

Re:	J.P. Morgan Chase Commercial Mortgage Securities Trust 2017-FL10
Commercial Mortgage Pass-Through Certificates, Series 2017-FL10 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

We refer to our report dated 21 July 2017 (the “Loan File to Data File Comparison AUP Report”), which describes the agreed-upon procedures we performed relating to the comparison or recalculation of certain information relating to the Mortgage Loans that will secure the Certificates.

The procedures performed subsequent to the procedures described in the Loan File to Data File Comparison AUP Report and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with the information described in the Loan File to Data File Comparison AUP Report and with:

a.	An electronic data file (the “Updated Final Data File”) that the Depositor indicated contains information relating to the Mortgage Loans as of the Reference Date (as defined in the Loan File to Data File Comparison AUP Report),
b.	A schedule (the “Provided Values Schedule”) that the Depositor indicated contains certain information relating to the Mortgage Loans (the “Provided Values”) which supersedes the corresponding information on the Final Data File (as defined in the Loan File to Data File Comparison AUP Report), which we listed in the table contained in Item 1. of Attachment A,
c.	A draft amendment to the loan agreement (the “Draft Second Amendment to the Mortgage Loan Documents”) that the Depositor indicated contains information relating to the Houston Seven Mortgage Loan (as defined in the Loan File to Data File Comparison AUP Report),
d.	A correction to the loan agreement (the “Correction to the Mortgage Loan Documents”) that the Depositor indicated contains information relating to the San Diego Retail Portfolio Mortgage Loan (as defined in the Loan File to Data File Comparison AUP Report),
e.	A list of characteristics on the Updated Final Data File (the “Impacted Compared Characteristics”), which are listed on Exhibit 1 to Attachment A, that the Depositor instructed us to compare to information contained in the Draft Second Amendment to the Mortgage Loan Documents and Correction to the Mortgage Loan Documents for the Houston Seven Mortgage Loan and San Diego Retail Portfolio Mortgage Loan, as applicable, and
f.	A list of characteristics on the Updated Final Data File (the “Impacted Recalculated Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to recalculate using information on the Updated Final Data File (as described in Attachment A).

The Source Documents (as defined in the Loan File to Data File Comparison AUP Report), together with the Draft Second Amendment to the Mortgage Loan Documents and Correction to the Mortgage Loan Documents are hereinafter referred to as the “Updated Source Documents.”

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Updated Final Data File, Provided Values Schedule, Updated Source Documents, Impacted Compared Characteristics, Impacted Recalculated Characteristics, information provided to us as described in the Loan File to Data File Comparison AUP Report and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Updated Final Data File. We were not requested to perform and we have not performed any procedures other than those listed in the Loan File to Data File Comparison AUP Report with respect to the preparation or verification of any of the information set forth on the Final Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Provided Values Schedule, Updated Source Documents or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

24 July 2017

Attachment A Page 1 of 3

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent interests in J.P. Morgan Chase Commercial Mortgage Securities Trust 2017-FL10 (the “Issuing Entity”) that will be established by the Depositor,
b.	The Issuing Entity’s assets will consist primarily of a pool of six floating rate mortgage loans (the “Mortgage Loans”) secured by first liens on commercial real estate properties (the “Mortgaged Properties”),
c.	With respect to one of the Mortgage Loans, there exists a pari passu note (the “Pari Passu Companion Loan,” together with the related Mortgage Loan, the “North Point Whole Loan”), which will not be an asset of the Issuing Entity, and which evidences the amount of certain future advances (the “Future Funding”) which may be made subsequent to the closing date of the North Point Whole Loan,
d.	With respect to one of the Mortgage Loans, there exists a subordinate note (the “Subordinate Companion Loan,” together with the related Mortgage Loan, the “Park Hyatt Beaver Creek Whole Loan”) which is junior to the related Mortgage Loan and which will not be an asset of the Issuing Entity,
e.	Five of the Mortgage Loans have a related senior mezzanine loan (collectively, the “Mezzanine A Loans”) and
f.	With respect to one of the Mortgage Loans with a related Mezzanine A Loan, there exists a related junior mezzanine loan (the “Mezzanine B Loan,” together with the Mezzanine A Loans, the “Mezzanine Loans”).

For the purpose of the procedures described in this report:

a.	The Park Hyatt Beaver Creek Whole Loan and North Point Whole Loan, together with the other Mortgage Loans, are hereinafter referred to as the “Whole Loans” and
b.	Each Whole Loan, together with its related Mezzanine Loan(s), is hereinafter referred to as the “Total Debt associated with each Whole Loan” (or with respect to each Mortgaged Property, is hereinafter referred to as the “Total Debt associated with each Mortgaged Property”).

The Depositor informed us that as of the Reference Date, the outstanding balance of the Pari Passu Companion Loan is $0. For the avoidance of doubt:

a.	All references and recalculations related to the Whole Loans that are described in this report are based on the Mortgage Loans and Subordinate Companion Loan, and do not include the Pari Passu Companion Loan and
b.	All references and recalculations related to the Total Debt associated with each Whole Loan and Total Debt associated with each Mortgaged Property that are described in this report are based on the Mortgage Loans, Subordinate Companion Loan and Mezzanine Loans, and do not include the Pari Passu Companion Loan.

Attachment A Page 2 of 3

Procedures performed subsequent to the procedures described in the Loan File to Data File Comparison AUP Report and our associated findings

1.	Using information on the Provided Values Schedule for the Mortgage Loans listed in the table below, the Depositor instructed us to update the characteristics listed in the table below on the Final Data File with the corresponding Provided Values on the Provided Values Schedule, which are shown in the table below. The Final Data File, as adjusted, is hereinafter referred to as the “Revised Final Data File.”

Mortgage Loan	Characteristic	Provided Value

Riata Corporate Park	Master Servicing Fee Rate	0.00125%
	Primary Servicing Fee Rate	0.00125%

Park Hyatt Beaver Creek	Master Servicing Fee Rate	0.00125%
	Primary Servicing Fee Rate	0.00125%

North Point	Master Servicing Fee Rate	0.00125%
	Primary Servicing Fee Rate	0.00125%

Embassy Suites Atlanta	Master Servicing Fee Rate	0.00125%
	Primary Servicing Fee Rate	0.00125%

Houston Seven	Master Servicing Fee Rate	0.00125%
	Primary Servicing Fee Rate	0.00125%

San Diego Retail Portfolio	Master Servicing Fee Rate	0.00125%
	Primary Servicing Fee Rate	0.00125%

The capitalized term in the “Characteristic” column in the table above is defined in the Loan File to Data File Comparison AUP Report. We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Values that were provided by the Depositor.

2.	Using information in the:
a.	Draft Second Amendment to the Mortgage Loan Documents and
b.	Correction to the Mortgage Loan Documents

for the Houston Seven Mortgage Loan and San Diego Retail Portfolio Mortgage Loan, respectively, we compared the Impacted Compared Characteristics listed on Exhibit 1 to Attachment A, as shown on the Updated Final Data File, for the Houston Seven Mortgage Loan and San Diego Retail Portfolio Mortgage Loan to the corresponding information in the applicable Updated Source Document indicated on Exhibit 1 to Attachment A and found such information to be in agreement.

Attachment A Page 3 of 3

3.	Using:
a.	Information on the Updated Final Data File,
b.	The instructions, assumptions and methodologies described in the Loan File to Data File Comparison AUP Report, as applicable,

for the Mortgage Loans, as indicated on Exhibit 2 to Attachment A, we recalculated the Impacted Recalculated Characteristics listed on Exhibit 2 to Attachment A. We compared this recalculated information to the corresponding information on the Updated Final Data File and found such information to be in agreement.

4.	Using information on the:
a.	Revised Final Data File and
b.	Updated Final Data File,

we compared:

i.	For the Houston Seven Mortgage Loan and San Diego Retail Portfolio Mortgage Loan, each Compared Characteristic (as defined in the Loan File to Data File Comparison AUP Report) that is not an Impacted Compared Characteristic,
ii.	For the Mortgage Loans other than the Houston Seven Mortgage Loan and San Diego Retail Portfolio Mortgage Loan, each Compared Characteristic and
iii.	For the Mortgage Loans, each Recalculated Characteristic (as defined in the Loan File to Data File Comparison AUP Report) that is not an Impacted Recalculated Characteristic (as applicable),

all as shown on the Revised Final Data File, to the corresponding information on the Updated Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Impacted Compared Characteristics

Characteristic	Updated Source Document(s)

First Mortgage Margin	Draft Second Amendment to the Mortgage Loan Documents or Correction to the Mortgage Loan Documents
Whole Loan Margin	Draft Second Amendment to the Mortgage Loan Documents or Correction to the Mortgage Loan Documents

Exhibit 2 to Attachment A Page 1 of 3

Impacted Recalculated Characteristics

Related To	Characteristic

All Mortgage Loans	Admin. Fee %
Houston Seven Mortgage Loan and San Diego Retail Portfolio Mortgage Loan	Annual First Mortgage Debt Service
Houston Seven Mortgage Loan and San Diego Retail Portfolio Mortgage Loan	Annual First Mortgage Debt Service (at LIBOR Cap)
Houston Seven Mortgage Loan and San Diego Retail Portfolio Mortgage Loan	Annual Total Debt Debt Service
Houston Seven Mortgage Loan and San Diego Retail Portfolio Mortgage Loan	Annual Total Debt Debt Service (at LIBOR Cap)
Houston Seven Mortgage Loan and San Diego Retail Portfolio Mortgage Loan	Annual Whole Loan Debt Service
Houston Seven Mortgage Loan and San Diego Retail Portfolio Mortgage Loan	Annual Whole Loan Debt Service (at LIBOR Cap)
Houston Seven Mortgage Loan and San Diego Retail Portfolio Mortgage Loan	First Mortgage Interest Rate
Houston Seven Mortgage Loan and San Diego Retail Portfolio Mortgage Loan	First Mortgage Interest Rate (At LIBOR Cap)
Houston Seven Mortgage Loan and the corresponding Mortgaged Properties and San Diego Retail Portfolio Mortgage Loan and the corresponding Mortgaged Properties	First Mortgage NCF DSCR
Houston Seven Mortgage Loan and the corresponding Mortgaged Properties and San Diego Retail Portfolio Mortgage Loan and the corresponding Mortgaged Properties	First Mortgage NCF DSCR at LIBOR Cap
All Mortgage Loans	First Mortgage Net Margin
Houston Seven Mortgage Loan and the corresponding Mortgaged Properties and San Diego Retail Portfolio Mortgage Loan and the corresponding Mortgaged Properties	First Mortgage NOI DSCR
Houston Seven Mortgage Loan and the corresponding Mortgaged Properties and San Diego Retail Portfolio Mortgage Loan and the corresponding Mortgaged Properties	First Mortgage NOI DSCR at LIBOR Cap
Houston Seven Mortgage Loan and San Diego Retail Portfolio Mortgage Loan	Monthly First Mortgage Debt Service
Houston Seven Mortgage Loan and San Diego Retail Portfolio Mortgage Loan	Monthly First Mortgage Debt Service (at LIBOR Cap)

Exhibit 2 to Attachment A Page 2 of 3

Related To	Characteristic

Houston Seven Mortgage Loan and San Diego Retail Portfolio Mortgage Loan	Monthly Total Debt Debt Service
Houston Seven Mortgage Loan and San Diego Retail Portfolio Mortgage Loan	Monthly Total Debt Debt Service (at LIBOR Cap)
Houston Seven Mortgage Loan and San Diego Retail Portfolio Mortgage Loan	Monthly Whole Loan Debt Service
Houston Seven Mortgage Loan and San Diego Retail Portfolio Mortgage Loan	Monthly Whole Loan Debt Service (at LIBOR Cap)
Houston Seven Mortgage Loan and San Diego Retail Portfolio Mortgage Loan	Total Debt Interest Rate
Houston Seven Mortgage Loan and San Diego Retail Portfolio Mortgage Loan	Total Debt Interest Rate (At LIBOR Cap)
Houston Seven Mortgage Loan and San Diego Retail Portfolio Mortgage Loan	Total Debt Margin
Houston Seven Mortgage Loan and the corresponding Mortgaged Properties and San Diego Retail Portfolio Mortgage Loan and the corresponding Mortgaged Properties	Total Debt NCF DSCR
Houston Seven Mortgage Loan and the corresponding Mortgaged Properties and San Diego Retail Portfolio Mortgage Loan and the corresponding Mortgaged Properties	Total Debt NCF DSCR at LIBOR Cap
Houston Seven Mortgage Loan and the corresponding Mortgaged Properties and San Diego Retail Portfolio Mortgage Loan and the corresponding Mortgaged Properties	Total Debt NOI DSCR
Houston Seven Mortgage Loan and the corresponding Mortgaged Properties and San Diego Retail Portfolio Mortgage Loan and the corresponding Mortgaged Properties	Total Debt NOI DSCR at LIBOR Cap
Houston Seven Mortgage Loan and San Diego Retail Portfolio Mortgage Loan	Whole Loan Interest Rate
Houston Seven Mortgage Loan and San Diego Retail Portfolio Mortgage Loan	Whole Loan Interest Rate (At LIBOR Cap)
Houston Seven Mortgage Loan and the corresponding Mortgaged Properties and San Diego Retail Portfolio Mortgage Loan and the corresponding Mortgaged Properties	Whole Loan NCF DSCR

Exhibit 2 to Attachment A Page 3 of 3

Related To	Characteristic

Houston Seven Mortgage Loan and the corresponding Mortgaged Properties and San Diego Retail Portfolio Mortgage Loan and the corresponding Mortgaged Properties	Whole Loan NCF DSCR at LIBOR Cap
Houston Seven Mortgage Loan and the corresponding Mortgaged Properties and San Diego Retail Portfolio Mortgage Loan and the corresponding Mortgaged Properties	Whole Loan NOI DSCR
Houston Seven Mortgage Loan and the corresponding Mortgaged Properties and San Diego Retail Portfolio Mortgage Loan and the corresponding Mortgaged Properties	Whole Loan NOI DSCR at LIBOR Cap